Other income (expense) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)		Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	[1]
Other Income Expense [Abstract]
Arbitration award	$ 0	[1]	$ 52,801	$ 40,300,000
Foreign exchange gains (losses)	13,891		(18,961)
Government assistance	37,347	[2]	0
Other	202		0
Total other income (expense)	$ 51,440		$ 33,840

[1]

In the third quarter of 2019 , Cameco received an award from the tribunal of international arbitrators (Tribunal) with respect to its contract dispute with Tokyo Electric Power Company Holdings, Inc. (TEPCO). The Tribunal rejected TEPCO’s assertion that it had the right to terminate i ts uranium supply agreement and awarded damages of $ 40,300,000 (US). Damages were based on the Tribunal’s interpretation of losses under this supply agreement .

[2]

In response to the negative economic impact of COVID-19, the Government of Canada announced the Canada Emergency Wage Subsidy program (CEWS) . CEWS provides a subsidy on eligible remuneration based on certain criteria. During the year, the Company qualified for the subsidy for the periods April through December. There are no unfulfilled conditio ns and other contingencies attached to this government assistance. Cameco intends to apply for the CEWS in subsequent application periods, subject to continuing to meet the applicable qualification criteria.